Share-Based Compensation (Tables)	11 Months Ended
Dec. 31, 2022
UK Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of company's stock option activity of Option plans

	Number of Options	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of January 18, 2022 (date of inception)	—	$—	—	$—
Granted	3,547	—	9.4	295
Exercised	(3,547)	—	295
Outstanding as of December 31, 2022	—	$—	—	$—
Exercisable as of December 31, 2022	—	$—	—	$—

US Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of company's stock option activity of Option plans

	Number of Options	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of January 18, 2022 (date of inception)	—	$—	—	$—
Granted	3,547	90.5	9.4	—
Outstanding as of December 31, 2022	3,547	$90.5	9.4	$1,804
Exercisable as of December 31, 2022	601	$90.5	9.4	$306

Schedule of weighted-average assumptions used to estimate the fair value of the Stock Options
Risk-free interest rate	3.0%
Expected dividend yield	—
Expected term (years)	5.00 – 5.96
Expected volatility	95.1%